Insurance Subsidiary Investments - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments Debt And Equity Securities [Abstract]
Unrealized losses, Total	$ 81,000	$ 497,000
Pretax other-than-temporary impairments for investments	100,000	200,000
Distributions received from subsidiary			3,500,000
Guarantor Subsidiaries
Investments Debt And Equity Securities [Abstract]
Capital contribution made to subsidiary	$ (14,220,000)	$ (8,600,000)